SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU, Unvested
Number of RSU, Granted	2,684,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 22.00
Number of RSU, Vested and released
Number of RSU, Cancelled or forfeited
Number of RSU, Unvested	2,684,000
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 22.00